Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet
Other
Defined pension postretirement
benefits benefits
Switzerland International International
($ in millions) 2020 2019 2020 2019 2020 2019
Benefit obligations at January 1, 4,308 3,993 7,878 7,429 110 120
Service cost 74 76 92 113 1 1
Interest cost 6 15 111 174 3 4
Contributions by plan participants 72 75 12 19 — —
Benefit payments (160) (133) (295) (302) (12) (10)
Settlements (101) (111) (2,542) (102) — —
Benefit obligations of businesses acquired (divested) (765) — (165) (21) (5) —
Actuarial (gain) loss 71 323 214 617 4 (1)
Plan amendments and other — — (64) 9 (3) (5)
Exchange rate differences 365 70 286 (58) — 1
Benefit obligation at December 31,

3,870 4,308 5,527 7,878 98 110
Fair value of plan assets at January 1,

4,189 3,879 6,246 5,866 — —
Actual return on plan assets 191 320 375 689 — —
Contributions by employer 228 91 611 115 12 10
Contributions by plan participants 72 75 12 19 — —
Benefit payments (160) (133) (295) (302) (12) (10)
Settlements (101) (111) (2,542) (102) — —
Plan assets of businesses acquired (divested) (664) — (82) (12) — —
Plan amendments and other — — 62 — — —
Exchange rate differences 378 68 221 (27) — —
Fair value of plan assets at December 31,

4,133 4,189 4,608 6,246 — —
Funded status — overfunded (underfunded) 263 (119) (919) (1,632) (98) (110)

Amount recognized in Accumulated other comprehensive loss
December 31,
2020 2019 2018 2020 2019 2018
Defined pension Other postretirement
($ in millions) benefits benefits
Net actuarial (loss) gain (2,038) (2,782) (2,628) 21 28 30
Prior service credit 75 59 74 11 13 23
Amount recognized in OCI
(1)

and NCI
(2)
(1,963) (2,723) (2,554) 32 41 53
Taxes associated with

amount recognized
in OCI and NCI 374 536 535 — — —
Amount recognized in OCI and NCI, net of tax
(3)
(1,589) (2,187) (2,019) 32 41 53
OCI represent

s

“Accumulated other

comprehensive

loss”.
(2)

NCI represents

“Noncontrolling

interests”.
(3)

NCI, net of tax,

amounted to $
(1)

million, $
(1)

million, and

$
(1)

million at December

31, 2020, 2019

and 2018.

Schedule of amounts recognized in balance sheet
December 31,

2020 2019 2020 2019 2020 2019
Defined pension Other postretirement
benefits benefits
($ in millions) Switzerland International International
Overfunded plans 267 62 92 71 — —
Underfunded plans — current — (78) (22) (295) (9) (14)
Underfunded plans — non-current (4) (103) (989) (1,408) (89) (96)
Funded status - underfunded 263 (119) (919) (1,632) (98) (110)
Amounts reported as assets and
liabilities held for sale — (78) — (277) — (5)
December 31,
($ in millions) 2020 2019
Non-current assets
Overfunded pension plans 359 132
Other employee-related benefits 1 1
Pension and other employee benefits 360 133
December 31,
($ in millions) 2020 2019
Current liabilities
Underfunded pension plans (22) (374)
Underfunded other postretirement benefit plans (9) (14)
Other employee-related benefits (11) (72)
Pension and other employee benefits (42) (460)
Amounts reported as Current

liabilities held for sale
— (424)
December 31,
($ in millions) 2020 2019
Non-current liabilities
Underfunded pension plans (993) (1,510)
Underfunded other postretirement benefit plans (89) (96)
Other employee-related benefits (149) (186)
Pension and other employee benefits (1,231) (1,792)

Schedule of PBO in excess of fair value of plan assets or ABO in excess of fair value of plan assets
PBO exceeds fair value of plan assets ABO exceeds fair value of plan assets
($ in millions) Switzerland International Switzerland International
December 31, 2020 2019 2020 2019 2020 2019 2020 2019
PBO 13 3,769 5,131 7,346 13 3,769 5,008 7,228
ABO 13 3,769 5,056 7,156 13 3,769 4,942 7,054
Fair value of plan assets 9 3,588 4,120 5,643 9 3,588 4,004 5,537

Component of net periodic benefit cost
Defined pension Other postretirement
benefits benefits
Switzerland International International
($ in millions) 2020 2019 2018 2020 2019 2018 2020 2019 2018
Operational pension cost:
Service cost 74 76 92 92 113 122 1 1 1
Operational pension cost 74 76 92 92 113 122 1 1 1
Non-operational pension cost (credit):
Interest cost 6 15 30 111 174 198 3 4 4
Expected return on plan assets (123) (112) (117) (253) (276) (305) — — —
Amortization of prior service cost (credit) (11) (14) (15) 2 2 1 (2) (5) (5)
Amortization of net actuarial loss 7 — — 109 108 92 (3) (3) (1)
Curtailments, settlements and special
termination benefits 6 11 — 644 27 23 — (10) —
Non-operational pension cost (credit) (115) (100) (102) 613 35 9 (2) (14) (2)
Net periodic benefit cost (41) (24) (10) 705 148 131 (1) (13) (1)

Weighted-average assumptions, Benefit obligation
December 31,
2020 2019 2020 2019 2020 2019
Defined pension Other postretirement
benefits benefits
(in %) Switzerland International International
Discount rate — 0.2 1.6 2.0 2.1 2.8
Rate of compensation increase

— — 1.0 2.2 0.2 0.2
Rate of pension increase — — 1.4 1.3 — —
Cash balance interest credit rate 1.0 1.0 2.1 1.6 — —

Weighted-average assumptions, Net periodic benefit cost
Defined pension Other postretirement
benefits benefits
Switzerland International International
(in %) 2020 2019 2018 2020 2019 2018 2020 2019 2018
Discount rate 0.3 0.8 0.8 1.9 2.8 2.6 2.8 3.9 3.2
Expected long-term rate of return on plan assets 3.0 3.0 3.0 4.3 4.9 4.9 — — —
Rate of compensation increase — — — 2.2 2.4 2.5 0.2 0.2 —
Cash balance interest credit rate 1.0 1.0 1.0 1.6 1.6 1.7 — — —

Health care cost trend assumptions
December 31,
2020 2019
Health care cost trend rate assumed for next year 5.9% 6.3%
Rate to which the trend rate is assumed to decline (the ultimate trend rate)
4.9% 5.0%
Year

that the rate reaches the ultimate trend rate
2028 2028

Target asset allocation on weighted-average basis	Target (in %) Switzerland International Asset class Equity 19 16 Fixed income 54 68 Real estate 22 6 Other 5 10 Total 100 100
Fair value of pension plan assets by asset category
December 31, 2020
Not subject Total
($ in millions) Level 1 Level 2 to leveling
(1)
fair value
Asset class
Equity
Equity securities 180 5 185
Mutual funds/commingled funds 1,298 1,298
Emerging market mutual funds/commingled

funds
243 243
Fixed income
Government and corporate securities 389 1,415 1,804
Government and corporate—mutual funds/commingled

funds
2,876 2,876
Emerging market bonds—mutual funds/commingled

funds
547 547
Real estate 1,289 1,289
Insurance contracts 50 50
Cash and short-term investments 103 190 293
Private equity 156 156
Hedge funds 1 1
Total 672 6,624 1,446 8,742
December 31, 2019
Not subject Total
($ in millions) Level 1 Level 2 to leveling
(1)
fair value
Asset class
Equity
Equity securities 224 7 231
Mutual funds/commingled funds 1,687 23 1,710
Emerging market mutual funds/commingled

funds
339 339
Fixed income
Government and corporate securities 521 1,013 1,534
Government and corporate—mutual funds/commingled

funds
3,738 31 3,769
Emerging market bonds—mutual funds/commingled

funds
805 805
Real estate 1,433 1,433
Insurance contracts 123 123
Cash and short-term investments 101 152 253
Private equity 211 211
Hedge funds 1 1
Commodities 26 26
Total 846 7,890 1,699 10,435
Amounts relate

to assets measured

using the NAV

practical expedient

which are not

subject to leveling.

Schedule of employer contributions to pension and other postretirement benefit plans
Defined pension Other postretirement
benefits benefits
Switzerland International International
($ in millions) 2020 2019 2020 2019 2020 2019
Total contributions

to defined benefit pension
and other postretirement benefit plans 228 91 611 115 12 10
Of which, discretionary contributions to

defined benefit pension plans 152 2 520 8 — —

Expected future cash flows of pension and postretirement benefit plans
Defined pension Other postretirement
benefits benefits
($ in millions) Switzerland International International
2021 347 314 9
2022 235 264 9
2023 219 257 8
2024 209 261 8
2025 200 264 7
Years

2026 - 2030
877 1,308 29